CONSOLIDATED STATEMENTS OF INCOME - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING INCOME
Interest income	$ 2,058,446	$ 2,137,044	$ 2,085,988
Interest expense	(731,755)	(855,678)	(830,782)
Net interest income	1,326,691	1,281,366	1,255,206
Fee and commission income	455,558	431,184	402,900
Fee and commission expense	(176,495)	(176,760)	(165,273)
Net fee and commission income	279,063	254,424	237,627
Net income (expense) from financial operations	2,796	(367,034)	(457,897)
Net foreign exchange gain	126,956	507,392	603,396
Other operating income	62,016	6,427	6,439
Net operating profit before provision for loan losses	1,797,522	1,682,575	1,644,771
Provision for loan losses	(302,255)	(342,083)	(399,277)
NET OPERATING PROFIT	1,495,267	1,340,492	1,245,494
Personnel salaries and expenses	(396,967)	(395,133)	(387,063)
Administrative expenses	(230,103)	(226,413)	(220,531)
Depreciation and amortization	(77,823)	(65,359)	(53,614)
Impairment of property, plant, and equipment	(5,644)	(234)	(21)
Other operating expenses	(68,413)	(68,902)	(58,729)
Total operating expenses	(778,950)	(756,041)	(719,958)
OPERATING INCOME	716,317	584,451	525,536
Income from investments in associates and other companies	3,963	3,012	2,588
Income before tax	720,280	587,463	528,124
Income tax expense	(145,031)	(109,031)	(76,395)
NET INCOME FOR THE YEAR	575,249	478,432	451,729
Attributable to:
Equity holders of the Bank	562,801	476,067	448,466
Non-controlling interest	$ 12,448	$ 2,365	$ 3,263
Earnings per share attributable to Equity holders of the Bank :
Basic earnings	$ 2,987	$ 2,526	$ 2,380
Diluted earnings	$ 2,987	$ 2,526	$ 2,380